Additional Information of Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2019
TextBlock [abstract]
Summary of Additional Information of Expenses by Nature

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment and right-of-use assets
Recognized in cost of revenue	$235,985.2	$264,804.7	$256,530.9
Recognized in operating expenses	19,746.3	23,292.3	24,856.7
Recognized in other operating income and expenses	64.5	27.9	24.2

	$255,796.0	$288,124.9	$281,411.8

b. Amortization of intangible assets
Recognized in cost of revenue	$2,135.5	$2,073.5	$3,069.9
Recognized in operating expenses	2,211.2	2,347.9	2,402.5

	$4,346.7	$4,421.4	$5,472.4

c. Research and development costs expensed as incurred	$80,732.5	$85,895.6	$91,418.7

d. Employee benefits expenses
Post-employment benefits
Defined contribution plans	$2,369.9	$2,568.9	$2,609.7
Defined benefit plans	271.5	281.8	259.6

	2,641.4	2,850.7	2,869.3
Other employee benefits	101,488.7	105,364.2	107,115.3

	$104,130.1	$108,214.9	$109,984.6

Employee benefits expense summarized by function
Recognized in cost of revenue	$61,026.1	$63,597.7	$64,702.0
Recognized in operating expenses	43,104.0	44,617.2	45,282.6

	$104,130.1	$108,214.9	$109,984.6